Cover	Apr. 12, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2025
Entity File Number	001-14829
Entity Registrant Name	MOLSON COORS BEVERAGE COMPANY
Entity Central Index Key	0000024545
Entity Tax Identification Number	84-0178360
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 4030
Entity Address, Address Line Two	BC555
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	279-6565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Senior Notes Due 2032 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.800% Senior Notes due 2032
Trading Symbol	TAP 32
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	TAP.A
Security Exchange Name	NYSE
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.01
Trading Symbol	TAP
Security Exchange Name	NYSE
CANADA
Document Information [Line Items]
Entity Address, Address Line One	111 Boulevard Robert-Bourassa
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3C 2M1
City Area Code	514
Local Phone Number	521-1786